Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Operating revenue	$ 315,223	$ 304,875	$ 234,287
Other cargo revenue			4,051
Revenues, Total	315,223	304,875	238,338
Expenses
Address and brokerage commissions	6,995	6,697	5,473
Voyage expenses	33,687	45,003	49,336
Cost of cargo sold			4,255
Charter-in costs		9,111	6,834
Vessel operating expenses	78,842	70,198	56,030
Depreciation and amortization	53,453	45,809	36,608
General and administrative costs	11,011	10,335	6,147
Other corporate expenses	2,553	2,260	3,496
Profit from sale of vessel	(550)
Vessel write down following collision	10,500
Insurance recoverable from vessel repairs	(9,892)
Total operating expenses	186,599	189,413	168,179
Operating income	128,624	115,462	70,159
Other income/(expense)
Interest expense	(28,085)	(27,051)	(27,563)
Write off deferred finance costs	(1,797)
Interest income	152	230	99
Income before income taxes	98,894	88,641	42,695
Income taxes	(800)	(904)	(506)
Net income	$ 98,094	$ 87,737	$ 42,189
Earnings per share:
Basic:	$ 1.77	$ 1.59	$ 0.92
Diluted:	$ 1.76	$ 1.58	$ 0.92
Weighted average number of shares outstanding:
Basic:	55,360,004	55,336,402	46,031,386
Diluted:	55,706,104	55,483,478	46,031,386
Dividends per share:
Basic and diluted:	$ 0	$ 0	$ 0